NATIXIS ETF TRUST II

June 13, 2023

VIA EDGAR

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:        Natixis ETF Trust II

              (File Nos.: 333-235466 and 811-23500)

Dear Sir or Madam:

Pursuant to Rule 497(j) of the Securities Act of 1933, as amended, I hereby certify that the Prospectus and Statement of Additional Information, dated June 9, 2023, for the Natixis Loomis Sayles Focused Growth ETF, a series of Natixis ETF Trust II, does not differ from that contained in Post-Effective Amendment No. 6 that was filed electronically on June 9, 2023.

Please direct any questions or comments on the enclosed materials to me at (617) 449-2818.

Very truly yours,

/s/ John DelPrete
John DelPrete
Assistant Secretary